Exhibit 99.2

September 16, 2025

ARMM INVESTMENT VEHICLE 2 LLC

401 Congress Avenue

Austin, TX 78701

RE: AMSR 2025-SFR2 Trust (the “Issuing Entity”) HOA Discrepancy Review

To whom it may concern:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I.	Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

A.	Background.

We have been informed that:

1.	The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2.	Some of the Properties were previously designated by ARMM INVESTMENT VEHICLE 2 LLC (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3.	Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

B.	Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or the Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool. The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology. Rather, the Subject Properties were identified by you. Accordingly, they may not be representative of the entire pool, as to which we make no representation.

C.	How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties. Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1.	Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2.	Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3.	Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4.	Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5.	Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6.	Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

•	As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

•	It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

•	It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

•	Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

•	It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

•	Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

•	Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

D.	Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2.	Making any findings with respect to:

a.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

b.	The value of the Properties or any other collateral securing the Mortgage Loan,

c.	Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

d.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II.	Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 0 of 604 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

[Signatures on following page]

Executed as of the day and year first above written.

BCHH, LLC

By:   /s/ Charles Marino

Name:  Charles Marino

Title:    President

Schedule I

Property ID	HOA Status
9782780	Apparent Non-HOA Property
9919831	Apparent Non-HOA Property
10005312	Apparent Non-HOA Property
10093906	Apparent Non-HOA Property
10125325	Apparent Non-HOA Property
10739162	Apparent Non-HOA Property
10147879	Apparent Non-HOA Property
10162120	Apparent Non-HOA Property
10131571	Apparent Non-HOA Property
10169716	Apparent Non-HOA Property
10173951	Apparent Non-HOA Property
10198817	Apparent Non-HOA Property
10202915	Apparent Non-HOA Property
10220172	Apparent Non-HOA Property
10251190	Apparent Non-HOA Property
10238365	Apparent Non-HOA Property
10348833	Apparent Non-HOA Property
10351563	Apparent Non-HOA Property
10364858	Apparent Non-HOA Property
10376098	Apparent Non-HOA Property
10364961	Apparent Non-HOA Property
10366181	Apparent Non-HOA Property
10380963	Apparent Non-HOA Property
10417239	Apparent Non-HOA Property
10417151	Apparent Non-HOA Property
10405791	Apparent Non-HOA Property
10409616	Apparent Non-HOA Property
10444563	Apparent Non-HOA Property
10444580	Apparent Non-HOA Property
10434993	Apparent Non-HOA Property
10444588	Apparent Non-HOA Property
10430315	Apparent Non-HOA Property
10471757	Apparent Non-HOA Property
10460110	Apparent Non-HOA Property
10434201	Apparent Non-HOA Property
10475330	Apparent Non-HOA Property

Property ID	HOA Status
10424577	Apparent Non-HOA Property
10510119	Apparent Non-HOA Property
10504566	Apparent Non-HOA Property
10465494	Apparent Non-HOA Property
10366155	Apparent Non-HOA Property
10579808	Apparent Non-HOA Property
10418015	Apparent Non-HOA Property
10463480	Apparent Non-HOA Property
10582743	Apparent Non-HOA Property
10540214	Apparent Non-HOA Property
10532015	Apparent Non-HOA Property
10615022	Apparent Non-HOA Property
10612411	Apparent Non-HOA Property
10615725	Apparent Non-HOA Property
10623265	Apparent Non-HOA Property
10583809	Apparent Non-HOA Property
10619417	Apparent Non-HOA Property
10632739	Apparent Non-HOA Property
10626483	Apparent Non-HOA Property
10632882	Apparent Non-HOA Property
10651611	Apparent Non-HOA Property
10672046	Apparent Non-HOA Property
10684825	Apparent Non-HOA Property
10714120	Apparent Non-HOA Property
10723046	Apparent Non-HOA Property
10708392	Apparent Non-HOA Property
10722992	Apparent Non-HOA Property
10734635	Apparent Non-HOA Property
10739393	Apparent Non-HOA Property
10719702	Apparent Non-HOA Property
10778209	Apparent Non-HOA Property
10768627	Apparent Non-HOA Property
10785360	Apparent Non-HOA Property
10811421	Apparent Non-HOA Property
10811151	Apparent Non-HOA Property
10822902	Apparent Non-HOA Property
10824985	Apparent Non-HOA Property
10843396	Apparent Non-HOA Property

Property ID	HOA Status
10829773	Apparent Non-HOA Property
10852356	Apparent Non-HOA Property
10860390	Apparent Non-HOA Property
10584313	Apparent Non-HOA Property
10133136	Apparent Non-HOA Property
10226008	Apparent Non-HOA Property
10517860	Apparent Non-HOA Property
10566025	Apparent Non-HOA Property
10535404	Apparent Non-HOA Property
10500033	Apparent Non-HOA Property
10553330	Apparent Non-HOA Property
10710307	Apparent Non-HOA Property
10801761	Apparent Non-HOA Property
9532113	Apparent Non-HOA Property
9631712	Apparent Non-HOA Property
9861588	Apparent Non-HOA Property
9839462	Apparent Non-HOA Property
9910811	Apparent Non-HOA Property
9940304	Apparent Non-HOA Property
9952238	Apparent Non-HOA Property
9932726	Apparent Non-HOA Property
9853936	Apparent Non-HOA Property
9945613	Apparent Non-HOA Property
9898619	Apparent Non-HOA Property
9955073	Apparent Non-HOA Property
9934798	Apparent Non-HOA Property
9930665	Apparent Non-HOA Property
9981206	Apparent Non-HOA Property
9934867	Apparent Non-HOA Property
9927275	Apparent Non-HOA Property
10755896	Apparent Non-HOA Property
10005482	Apparent Non-HOA Property
10018259	Apparent Non-HOA Property
10015254	Apparent Non-HOA Property
10045008	Apparent Non-HOA Property
10072502	Apparent Non-HOA Property
10081354	Apparent Non-HOA Property
10092490	Apparent Non-HOA Property

Property ID	HOA Status
10119666	Apparent Non-HOA Property
10021792	Apparent Non-HOA Property
10136913	Apparent Non-HOA Property
10060836	Apparent Non-HOA Property
10183158	Apparent Non-HOA Property
10200192	Apparent Non-HOA Property
10181007	Apparent Non-HOA Property
10216598	Apparent Non-HOA Property
10192958	Apparent Non-HOA Property
10133404	Apparent Non-HOA Property
10226904	Apparent Non-HOA Property
10100133	Apparent Non-HOA Property
10235263	Apparent Non-HOA Property
10128646	Apparent Non-HOA Property
10093799	Apparent Non-HOA Property
10251054	Apparent Non-HOA Property
10256532	Apparent Non-HOA Property
10175170	Apparent Non-HOA Property
10075498	Apparent Non-HOA Property
10279998	Apparent Non-HOA Property
10265591	Apparent Non-HOA Property
10170149	Apparent Non-HOA Property
10173710	Apparent Non-HOA Property
10173005	Apparent Non-HOA Property
10218311	Apparent Non-HOA Property
10306060	Apparent Non-HOA Property
10361271	Apparent Non-HOA Property
10344413	Apparent Non-HOA Property
10235225	Apparent Non-HOA Property
10394051	Apparent Non-HOA Property
10403005	Apparent Non-HOA Property
10240559	Apparent Non-HOA Property
10238001	Apparent Non-HOA Property
10263622	Apparent Non-HOA Property
10280058	Apparent Non-HOA Property
10380261	Apparent Non-HOA Property
10434098	Apparent Non-HOA Property
10436140	Apparent Non-HOA Property

Property ID	HOA Status
10342305	Apparent Non-HOA Property
10446093	Apparent Non-HOA Property
10398246	Apparent Non-HOA Property
10300546	Apparent Non-HOA Property
10236263	Apparent Non-HOA Property
10479613	Apparent Non-HOA Property
10473736	Apparent Non-HOA Property
10365740	Apparent Non-HOA Property
10370972	Apparent Non-HOA Property
10386431	Apparent Non-HOA Property
10450640	Apparent Non-HOA Property
10400635	Apparent Non-HOA Property
10495780	Apparent Non-HOA Property
10404578	Apparent Non-HOA Property
10203496	Apparent Non-HOA Property
10433044	Apparent Non-HOA Property
10483709	Apparent Non-HOA Property
10473387	Apparent Non-HOA Property
10506274	Apparent Non-HOA Property
10430717	Apparent Non-HOA Property
10417428	Apparent Non-HOA Property
10483234	Apparent Non-HOA Property
10523135	Apparent Non-HOA Property
10520966	Apparent Non-HOA Property
10412879	Apparent Non-HOA Property
10536160	Apparent Non-HOA Property
10539297	Apparent Non-HOA Property
10543964	Apparent Non-HOA Property
10546647	Apparent Non-HOA Property
10569382	Apparent Non-HOA Property
10572639	Apparent Non-HOA Property
10585516	Apparent Non-HOA Property
10583438	Apparent Non-HOA Property
10036825	Apparent Non-HOA Property
10454522	Apparent Non-HOA Property
10578547	Apparent Non-HOA Property
10430584	Apparent Non-HOA Property
10480357	Apparent Non-HOA Property

Property ID	HOA Status
10481932	Apparent Non-HOA Property
10082996	Apparent Non-HOA Property
10592811	Apparent Non-HOA Property
10600764	Apparent Non-HOA Property
10607613	Apparent Non-HOA Property
10502606	Apparent Non-HOA Property
10610006	Apparent Non-HOA Property
10603203	Apparent Non-HOA Property
10506735	Apparent Non-HOA Property
10618995	Apparent Non-HOA Property
10520651	Apparent Non-HOA Property
10535649	Apparent Non-HOA Property
10075751	Apparent Non-HOA Property
10115066	Apparent Non-HOA Property
9992771	Apparent Non-HOA Property
10495388	Apparent Non-HOA Property
10543986	Apparent Non-HOA Property
10129468	Apparent Non-HOA Property
10533638	Apparent Non-HOA Property
10451556	Apparent Non-HOA Property
10581550	Apparent Non-HOA Property
10155348	Apparent Non-HOA Property
10518240	Apparent Non-HOA Property
10600786	Apparent Non-HOA Property
10592592	Apparent Non-HOA Property
10091032	Apparent Non-HOA Property
10196682	Apparent Non-HOA Property
10211581	Apparent Non-HOA Property
10591423	Apparent Non-HOA Property
10206916	Apparent Non-HOA Property
10224553	Apparent Non-HOA Property
10227963	Apparent Non-HOA Property
10228861	Apparent Non-HOA Property
10255560	Apparent Non-HOA Property
10262368	Apparent Non-HOA Property
10193745	Apparent Non-HOA Property
10349303	Apparent Non-HOA Property
10333080	Apparent Non-HOA Property

Property ID	HOA Status
10370618	Apparent Non-HOA Property
10416311	Apparent Non-HOA Property
10389807	Apparent Non-HOA Property
10303932	Apparent Non-HOA Property
10344573	Apparent Non-HOA Property
10403229	Apparent Non-HOA Property
10438099	Apparent Non-HOA Property
10600966	Apparent Non-HOA Property
10639752	Apparent Non-HOA Property
10463639	Apparent Non-HOA Property
10571995	Apparent Non-HOA Property
10411109	Apparent Non-HOA Property
10562578	Apparent Non-HOA Property
10470554	Apparent Non-HOA Property
10454574	Apparent Non-HOA Property
10435306	Apparent Non-HOA Property
10461200	Apparent Non-HOA Property
10479522	Apparent Non-HOA Property
10661003	Apparent Non-HOA Property
10494875	Apparent Non-HOA Property
10666861	Apparent Non-HOA Property
10667441	Apparent Non-HOA Property
10071069	Apparent Non-HOA Property
10492542	Apparent Non-HOA Property
10476524	Apparent Non-HOA Property
10507676	Apparent Non-HOA Property
10493867	Apparent Non-HOA Property
10075749	Apparent Non-HOA Property
10662683	Apparent Non-HOA Property
10675597	Apparent Non-HOA Property
10098697	Apparent Non-HOA Property
10496172	Apparent Non-HOA Property
10690139	Apparent Non-HOA Property
10525595	Apparent Non-HOA Property
10524864	Apparent Non-HOA Property
10694938	Apparent Non-HOA Property
10708072	Apparent Non-HOA Property
10109362	Apparent Non-HOA Property

Property ID	HOA Status
10509786	Apparent Non-HOA Property
10596396	Apparent Non-HOA Property
10489415	Apparent Non-HOA Property
10503626	Apparent Non-HOA Property
10621234	Apparent Non-HOA Property
10636249	Apparent Non-HOA Property
10607781	Apparent Non-HOA Property
10620541	Apparent Non-HOA Property
10504877	Apparent Non-HOA Property
10561671	Apparent Non-HOA Property
10656180	Apparent Non-HOA Property
10695504	Apparent Non-HOA Property
10698974	Apparent Non-HOA Property
10583531	Apparent Non-HOA Property
10744476	Apparent Non-HOA Property
10188504	Apparent Non-HOA Property
10554215	Apparent Non-HOA Property
10186494	Apparent Non-HOA Property
10604033	Apparent Non-HOA Property
10710613	Apparent Non-HOA Property
10202913	Apparent Non-HOA Property
10725984	Apparent Non-HOA Property
10724484	Apparent Non-HOA Property
10610998	Apparent Non-HOA Property
10221768	Apparent Non-HOA Property
10739301	Apparent Non-HOA Property
10731370	Apparent Non-HOA Property
10165786	Apparent Non-HOA Property
10252239	Apparent Non-HOA Property
10742916	Apparent Non-HOA Property
10258238	Apparent Non-HOA Property
10267934	Apparent Non-HOA Property
10227434	Apparent Non-HOA Property
10742234	Apparent Non-HOA Property
10749816	Apparent Non-HOA Property
10283121	Apparent Non-HOA Property
10271450	Apparent Non-HOA Property
10738330	Apparent Non-HOA Property

Property ID	HOA Status
10236701	Apparent Non-HOA Property
10319819	Apparent Non-HOA Property
10765027	Apparent Non-HOA Property
10719696	Apparent Non-HOA Property
10719700	Apparent Non-HOA Property
10789626	Apparent Non-HOA Property
10337075	Apparent Non-HOA Property
10757583	Apparent Non-HOA Property
10345791	Apparent Non-HOA Property
10761317	Apparent Non-HOA Property
10380063	Apparent Non-HOA Property
10390295	Apparent Non-HOA Property
10393974	Apparent Non-HOA Property
10777798	Apparent Non-HOA Property
10373993	Apparent Non-HOA Property
10409859	Apparent Non-HOA Property
10823645	Apparent Non-HOA Property
10411648	Apparent Non-HOA Property
10426087	Apparent Non-HOA Property
10833430	Apparent Non-HOA Property
10834886	Apparent Non-HOA Property
10849294	Apparent Non-HOA Property
10622219	Apparent Non-HOA Property
10626598	Apparent Non-HOA Property
10627975	Apparent Non-HOA Property
10626451	Apparent Non-HOA Property
10635613	Apparent Non-HOA Property
10671577	Apparent Non-HOA Property
10692223	Apparent Non-HOA Property
10790225	Apparent Non-HOA Property
10845274	Apparent Non-HOA Property
10441032	Apparent Non-HOA Property
10412455	Apparent Non-HOA Property
10437051	Apparent Non-HOA Property
10434122	Apparent Non-HOA Property
10437830	Apparent Non-HOA Property
10869004	Apparent Non-HOA Property
10442191	Apparent Non-HOA Property

Property ID	HOA Status
10460576	Apparent Non-HOA Property
10789314	Apparent Non-HOA Property
10697772	Apparent Non-HOA Property
10467677	Apparent Non-HOA Property
10715745	Apparent Non-HOA Property
10731068	Apparent Non-HOA Property
10873433	Apparent Non-HOA Property
10869224	Apparent Non-HOA Property
10734516	Apparent Non-HOA Property
10485884	Apparent Non-HOA Property
10488148	Apparent Non-HOA Property
10812103	Apparent Non-HOA Property
10741443	Apparent Non-HOA Property
10754044	Apparent Non-HOA Property
10719746	Apparent Non-HOA Property
10821808	Apparent Non-HOA Property
10824874	Apparent Non-HOA Property
10819486	Apparent Non-HOA Property
10507307	Apparent Non-HOA Property
10753919	Apparent Non-HOA Property
10518061	Apparent Non-HOA Property
10753054	Apparent Non-HOA Property
10758584	Apparent Non-HOA Property
10753072	Apparent Non-HOA Property
10764967	Apparent Non-HOA Property
10765123	Apparent Non-HOA Property
10834870	Apparent Non-HOA Property
10748144	Apparent Non-HOA Property
10827687	Apparent Non-HOA Property
10515563	Apparent Non-HOA Property
10862567	Apparent Non-HOA Property
10918208	Apparent Non-HOA Property
10752913	Apparent Non-HOA Property
10514704	Apparent Non-HOA Property
10523436	Apparent Non-HOA Property
10764876	Apparent Non-HOA Property
10940525	Apparent Non-HOA Property
10524295	Apparent Non-HOA Property

Property ID	HOA Status
10798132	Apparent Non-HOA Property
10802086	Apparent Non-HOA Property
10575638	Apparent Non-HOA Property
10572041	Apparent Non-HOA Property
10585540	Apparent Non-HOA Property
10587777	Apparent Non-HOA Property
10602492	Apparent Non-HOA Property
10564849	Apparent Non-HOA Property
10602819	Apparent Non-HOA Property
10589368	Apparent Non-HOA Property
10615911	Apparent Non-HOA Property
10794319	Apparent Non-HOA Property
10888034	Apparent Non-HOA Property
10626214	Apparent Non-HOA Property
10661830	Apparent Non-HOA Property
10670844	Apparent Non-HOA Property
10675155	Apparent Non-HOA Property
10710714	Apparent Non-HOA Property
10709951	Apparent Non-HOA Property
10687075	Apparent Non-HOA Property
10739339	Apparent Non-HOA Property
10762871	Apparent Non-HOA Property
10744259	Apparent Non-HOA Property
10751390	Apparent Non-HOA Property
10393634	Apparent Non-HOA Property
10528020	Apparent Non-HOA Property
10640252	Apparent Non-HOA Property
10767221	Apparent Non-HOA Property
10772208	Apparent Non-HOA Property
10786999	Apparent Non-HOA Property
10513146	Apparent Non-HOA Property
10848223	Apparent Non-HOA Property
10788937	Apparent Non-HOA Property
10576708	Apparent Non-HOA Property
10794649	Apparent Non-HOA Property
10796752	Apparent Non-HOA Property
10802161	Apparent Non-HOA Property
10201029	Apparent Non-HOA Property

Property ID	HOA Status
10793010	Apparent Non-HOA Property
10778139	Apparent Non-HOA Property
10832243	Apparent Non-HOA Property
10114629	Apparent Non-HOA Property
10856449	Apparent Non-HOA Property
10858748	Apparent Non-HOA Property
10624381	Apparent Non-HOA Property
10885411	Apparent Non-HOA Property
10831103	Apparent Non-HOA Property
10417263	Apparent Non-HOA Property
10265931	Apparent Non-HOA Property
10219657	Apparent Non-HOA Property
10861090	Apparent Non-HOA Property
10492651	Apparent Non-HOA Property
10264348	Apparent Non-HOA Property
10432460	Apparent Non-HOA Property
10182201	Apparent Non-HOA Property
10653824	Apparent Non-HOA Property
10395212	Apparent Non-HOA Property
10602830	Apparent Non-HOA Property
10660942	Apparent Non-HOA Property
10126627	Apparent Non-HOA Property
10457270	Apparent Non-HOA Property
10486210	Apparent Non-HOA Property
10354697	Apparent Non-HOA Property
10795752	Apparent Non-HOA Property
10825112	Apparent Non-HOA Property
10635614	Apparent Non-HOA Property
9919685	Apparent Non-HOA Property
9889541	Apparent Non-HOA Property
10619574	Apparent Non-HOA Property
10308587	Apparent Non-HOA Property
10742872	Apparent Non-HOA Property
9962256	Apparent Non-HOA Property
10029862	Apparent Non-HOA Property
10036326	Apparent Non-HOA Property
10082706	Apparent Non-HOA Property
10084742	Apparent Non-HOA Property

Property ID	HOA Status
10087099	Apparent Non-HOA Property
10115061	Apparent Non-HOA Property
10086494	Apparent Non-HOA Property
10128071	Apparent Non-HOA Property
10137574	Apparent Non-HOA Property
10110945	Apparent Non-HOA Property
10158170	Apparent Non-HOA Property
10182600	Apparent Non-HOA Property
10206786	Apparent Non-HOA Property
10231794	Apparent Non-HOA Property
10237992	Apparent Non-HOA Property
10268123	Apparent Non-HOA Property
10273688	Apparent Non-HOA Property
10306414	Apparent Non-HOA Property
10336588	Apparent Non-HOA Property
10370959	Apparent Non-HOA Property
10376727	Apparent Non-HOA Property
10400951	Apparent Non-HOA Property
10402029	Apparent Non-HOA Property
10414984	Apparent Non-HOA Property
10414957	Apparent Non-HOA Property
10423873	Apparent Non-HOA Property
10352529	Apparent Non-HOA Property
10446155	Apparent Non-HOA Property
10450389	Apparent Non-HOA Property
10458087	Apparent Non-HOA Property
10469283	Apparent Non-HOA Property
10491766	Apparent Non-HOA Property
10491840	Apparent Non-HOA Property
10513038	Apparent Non-HOA Property
10506761	Apparent Non-HOA Property
10454807	Apparent Non-HOA Property
10513522	Apparent Non-HOA Property
10543315	Apparent Non-HOA Property
10529848	Apparent Non-HOA Property
10493297	Apparent Non-HOA Property
10572045	Apparent Non-HOA Property
10599704	Apparent Non-HOA Property

Property ID	HOA Status
10601176	Apparent Non-HOA Property
10622674	Apparent Non-HOA Property
10590268	Apparent Non-HOA Property
10629810	Apparent Non-HOA Property
10651412	Apparent Non-HOA Property
10645693	Apparent Non-HOA Property
10676665	Apparent Non-HOA Property
10668482	Apparent Non-HOA Property
10735769	Apparent Non-HOA Property
10733173	Apparent Non-HOA Property
10775023	Apparent Non-HOA Property
10778089	Apparent Non-HOA Property
10797743	Apparent Non-HOA Property
10778881	Apparent Non-HOA Property
10833576	Apparent Non-HOA Property
10842556	Apparent Non-HOA Property
10844497	Apparent Non-HOA Property
10882792	Apparent Non-HOA Property
10665099	Apparent Non-HOA Property
10393631	Apparent Non-HOA Property
10495578	Apparent Non-HOA Property
10250324	Apparent Non-HOA Property
10529859	Apparent Non-HOA Property
10388393	Apparent Non-HOA Property
10446082	Apparent Non-HOA Property
10607711	Apparent Non-HOA Property
9794717	Apparent Non-HOA Property
9526141	Apparent Non-HOA Property
10323835	Apparent Non-HOA Property
9885596	Apparent Non-HOA Property
9916061	Apparent Non-HOA Property
9939889	Apparent Non-HOA Property
10029960	Apparent Non-HOA Property
10036569	Apparent Non-HOA Property
10085408	Apparent Non-HOA Property
10097515	Apparent Non-HOA Property
10131463	Apparent Non-HOA Property
10057785	Apparent Non-HOA Property

Property ID	HOA Status
10193050	Apparent Non-HOA Property
10173492	Apparent Non-HOA Property
10225062	Apparent Non-HOA Property
10093950	Apparent Non-HOA Property
10223069	Apparent Non-HOA Property
10238429	Apparent Non-HOA Property
10255122	Apparent Non-HOA Property
10315871	Apparent Non-HOA Property
10328586	Apparent Non-HOA Property
10308703	Apparent Non-HOA Property
10391235	Apparent Non-HOA Property
10390534	Apparent Non-HOA Property
10390102	Apparent Non-HOA Property
10400125	Apparent Non-HOA Property
10342338	Apparent Non-HOA Property
10406493	Apparent Non-HOA Property
10415360	Apparent Non-HOA Property
10426063	Apparent Non-HOA Property
10432763	Apparent Non-HOA Property
10440020	Apparent Non-HOA Property
10432849	Apparent Non-HOA Property
10444665	Apparent Non-HOA Property
10438857	Apparent Non-HOA Property
10438250	Apparent Non-HOA Property
10459072	Apparent Non-HOA Property
10463489	Apparent Non-HOA Property
10464607	Apparent Non-HOA Property
10489047	Apparent Non-HOA Property
10506594	Apparent Non-HOA Property
10506062	Apparent Non-HOA Property
10506450	Apparent Non-HOA Property
10507938	Apparent Non-HOA Property
10540046	Apparent Non-HOA Property
10526118	Apparent Non-HOA Property
10544966	Apparent Non-HOA Property
10549824	Apparent Non-HOA Property
10557617	Apparent Non-HOA Property
10548140	Apparent Non-HOA Property

Property ID	HOA Status
10590406	Apparent Non-HOA Property
10592830	Apparent Non-HOA Property
10592514	Apparent Non-HOA Property
10592912	Apparent Non-HOA Property
10607308	Apparent Non-HOA Property
10577594	Apparent Non-HOA Property
10617708	Apparent Non-HOA Property
10597266	Apparent Non-HOA Property
10630141	Apparent Non-HOA Property
10601254	Apparent Non-HOA Property
10608951	Apparent Non-HOA Property
10544072	Apparent Non-HOA Property
10635348	Apparent Non-HOA Property
10646303	Apparent Non-HOA Property
10647255	Apparent Non-HOA Property
10670287	Apparent Non-HOA Property
10670909	Apparent Non-HOA Property
10636492	Apparent Non-HOA Property
10687047	Apparent Non-HOA Property
10679671	Apparent Non-HOA Property
10712500	Apparent Non-HOA Property
10712212	Apparent Non-HOA Property
10727263	Apparent Non-HOA Property
10706613	Apparent Non-HOA Property
10777243	Apparent Non-HOA Property
10801030	Apparent Non-HOA Property
10832167	Apparent Non-HOA Property
10835139	Apparent Non-HOA Property
10836472	Apparent Non-HOA Property
10864777	Apparent Non-HOA Property
10892152	Apparent Non-HOA Property
10139262	Apparent Non-HOA Property
10767378	Apparent Non-HOA Property
10826057	Apparent Non-HOA Property
10408970	Apparent Non-HOA Property
10631933	Apparent Non-HOA Property